Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories
Schedule of inventories

	December 31,	December 31,
	2021	2020
	$	$
Stockpiles	4,092	1,047
Concentrates	3,630	4,185
Supplies and spare parts	18,955	18,244
	26,677	23,476